6. EQUITY TRANSACTIONS (Details - Option assumptions) (Stock Options, USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Options
Risk free interest rate, minimum	0.38%
Risk free interest rate, maximum	2.65%
Risk free interest rate		1.44%
Average expected life Minimum	3 years
Average expected life Maximum	10 years
Average expected life		10 years
Expected Volatility Rate, Minimum	91.05%
Expected Volatility Rate, Maximum	102.67%
Expected volatility		117.53%
Expected dividends	$ 0	$ 0